Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Balance Sheets	BALANCE SHEETS
	As of September 30,
	2024	2023
ASSETS
Cash	$2,361,938	$235,014
Short-term investments		780,000
Due from subsidiaries	20,616,717	10,630,138
Prepaid expenses and other current assets, net	530,589	105,000
Prepaid expenses and other noncurrent assets, net	—	163,589
Investment in subsidiaries	18,659,647	11,103,806
Total assets	$42,168,891	$23,017,547
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	$308,037	$62,157
Total current liabilities	308,037	62,157
Equity:
Class A ordinary shares ($0.00003 par value, 30,000,000,000 shares authorized, 1,410,001 and 1,728,410 shares issued and outstanding as of September 30, 2024 and 2023, respectively)*	42	52
Class B Ordinary Shares ($0.00003 par value, 4,000,000,000 shares authorized, 848,203 and 0 shares issued and outstanding as of September 30, 2024 and 2023, respectively)	26	-
Additional paid-in capital	27,796,887	16,035,229
Statutory reserves	1,926,547	368,271
Accumulated deficit	12,137,352	6,551,838
Total equity	41,860,854	22,955,390
Total liabilities and shareholders’ equity	$42,168,891	$23,017,547

*	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).
*

As of September 30, 2023, the number of ordinary shares of the company was 1,728,410, $0.00003 par value. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12).

After the re-designation, the number of shares for Class A on September 30, 2023 was 1,728,410.

Schedule of Statements of Operations and Comprehensive Income (Loss)	STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
	For the years ended September 30,
	2024	2023	2022
	US$	US$	US$
Revenue	$200,000	$—	$—
Cost of revenue	(58,096)	—	—
Gross profit	141,904	—	—

Operating expenses:
General and administrative expenses	(2,968,246)	(611,474)	(83,073)
Research and development expenses	(3,825,000)	—	—
Total operating expenses	(6,793,246)	(611,474)	(83,073)

Loss from operations	(6,651,342)	(611,474)	(83,073)

Other (expenses) income:
Interest income	180,648	—	—
Issuance costs allocated to warrant liability	(823,846)	—	—
Change in fair value of warrant liability	6,827,034	—	—
Other income, net	20,589	—	—
Total other income, net	6,204,425	—	—

Equity income (loss) in subsidiaries	12,584,269	7,163,312	(184,149)
Net income (loss)	12,137,352	6,551,838	(267,222)
Foreign currency translation adjustment
Comprehensive income (loss)	$12,137,352	$6,551,838	$(267,222)

Schedule of Statements of Cash Flows	STATEMENTS OF CASH FLOWS
	For the years ended September 30,
	2024		2023	2022
Net cash generated used in operating activities	$		$—	$—
Net cash used in investing activities		(12,021,874)	(10,621,341)	(1,903,038)
Net cash provided by financing activities		14,148,798	10,852,185	1,907,208
Effect of exchange rate changes on cash		—	—	—
Net increase in cash		2,126,924	230,844	4,170
Cash at the beginning of the year		235,014	4,170	—
Cash at the end of the year		$2,361,938	235,014	$4,170